26. Finance debt (Details) - USD ($) $ in Millions	Jun. 30, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of detailed information about borrowings [line items]
Total finance debt	$ 63,260	$ 63,260	$ 63,260
Current	6,692	4,469
Non-current	62,620	58,791
Abroad [member]
Disclosure of detailed information about borrowings [line items]
Total finance debt	60,643	52,530
BRAZIL [member]
Disclosure of detailed information about borrowings [line items]
Total finance debt	8,669	10,730
Others [member] | Abroad [member]
Disclosure of detailed information about borrowings [line items]
Total finance debt	214	226
Others [member] | BRAZIL [member]
Disclosure of detailed information about borrowings [line items]
Total finance debt	10	13
Export credit agencies [member] | Abroad [member]
Disclosure of detailed information about borrowings [line items]
Total finance debt	3,686	3,233
Development banks [member] | Abroad [member]
Disclosure of detailed information about borrowings [line items]
Total finance debt	202	40
Development banks [member] | BRAZIL [member]
Disclosure of detailed information about borrowings [line items]
Total finance debt	1,350	1,927
Capital market [member] | Abroad [member]
Disclosure of detailed information about borrowings [line items]
Total finance debt	34,147	32,476
Capital market [member] | BRAZIL [member]
Disclosure of detailed information about borrowings [line items]
Total finance debt	2,416	3,468
Banking market [member] | Abroad [member]
Disclosure of detailed information about borrowings [line items]
Total finance debt	22,394	16,555
Banking market [member] | BRAZIL [member]
Disclosure of detailed information about borrowings [line items]
Total finance debt	$ 4,893	$ 5,322